Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Asset-Backed Security—0.1%
Collateralized Loan Obligation—0.1%
Dryden 37 Senior Loan Fund 2015-37A, FR (3 month LIBOR + 7.480%) 144A 9.311%, 1/15/31(1)(2)(3)	$3,000	$1,557
Total Asset-Backed Security (Identified Cost $2,951)		1,557

Corporate Bonds and Notes—0.7%
Consumer Discretionary—0.0%
Motors Liquidation Co. Escrow(2)	20,000	—
Energy—0.6%
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	12,438	12,251
Financials—0.1%
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	3,000	3,098
Total Corporate Bonds and Notes (Identified Cost $15,578)		15,349

Leveraged Loans(3)—91.8%
Aerospace—4.9%
American Airlines, Inc.
2017, Tranche B (1 month LIBOR + 2.000%) 2.941%, 4/28/23	11,567	9,340
2017, Tranche B (1 month LIBOR + 2.000%) 2.705%, 12/14/23	16,989	13,336
2018 (1 month LIBOR + 1.750%) 2.709%, 6/27/25	3,908	3,082
2020 (1 month LIBOR + 1.750%) 2.691%, 1/29/27	19,197	15,550
Autokiniton US Holdings, Inc. 2019, Tranche B (1 month LIBOR + 5.750%) 6.739%, 5/22/25	4,641	3,713
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 4.922%, 11/21/25	7,247	6,160
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 4.950%, 4/6/26	1,353	1,070
	Par Value	Value

Aerospace—continued
2020, Tranche B-2 (3 month LIBOR + 3.500%) 4.950%, 4/6/26	$727	$575
MB Aerospace Holdings II Corp. First Lien (1 month LIBOR + 3.500%) 4.500%, 1/22/25(2)	1,810	1,358
Science Applications International Corp. Tranche B (1 month LIBOR + 1.875%) 2.864%, 10/31/25	6,843	6,377
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.239%, 5/30/25	18,004	16,339
Tranche F (1 month LIBOR + 2.250%) 3.239%, 12/9/25	16,518	14,990
WP CPP Holdings LLC
First Lien (3 month LIBOR + 3.750%) 5.530%, 4/30/25	15,664	11,748
Second Lien (3 month LIBOR + 7.750%) 9.530%, 4/30/26	4,635	3,044
		106,682

Chemicals—9.6%
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 6.700%, 8/27/26	2,880	2,420
ASP Chromaflo Intermediate Holdings, Inc. Second Lien (1 month LIBOR + 8.000%) 9.000%, 11/18/24	645	497
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 3.205%, 5/7/25	9,729	6,810
Cyanco Intermediate 2 Corp. First Lien (1 month LIBOR + 3.500%) 4.489%, 3/16/25	4,363	3,657
Emerald Performance Materials LLC Second Lien (1 month LIBOR + 7.750%) 8.750%, 8/1/22(2)	12,901	10,321
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 3.700%, 2/14/24	5,291	4,534
	Par Value	Value

Chemicals—continued
Tranche B-2 (3 month LIBOR + 2.250%) 3.700%, 2/14/24	$3,396	$2,909
Tranche B-3 (3 month LIBOR + 2.250%) 3.700%, 2/14/24	2,935	2,514
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 4.280%, 8/7/24	14,190	12,345
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.773%, 10/21/24	14,136	12,184
Ineos Enterprises Holdings US Finco LLC Tranche B (3 month LIBOR + 3.500%) 5.113%, 8/28/26	3,050	2,674
Ineos Styrolution US Holding LLC 2027 (3 month LIBOR + 2.000%) 3.450%, 1/22/27	4,075	3,596
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.989%, 4/1/24	61,861	56,371
Minerals Technologies, Inc.
Tranche B-1 (1 month LIBOR + 2.250%) 3.223%, 2/14/24	6,894	6,204
Tranche B-2 4.750%, 5/7/21(4)	9,973	8,976
Momentive Performance Materials, Inc. First Lien (1 month LIBOR + 3.250%) 4.240%, 5/15/24	1,995	1,603
New Arclin U.S. Holding Corp. (1 month LIBOR + 3.500%) 4.500%, 2/14/24	6,419	5,429
PQ Corp. Tranche B (3 month LIBOR + 2.250%) 4.027%, 2/8/27	17,298	15,871
Starfruit Finco B.V. (1 month LIBOR + 3.250%) 3.863%, 10/1/25	28,240	25,133
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 2.989%, 9/6/24	8,925	7,329
Tronox Finance LLC First Lien (1 month LIBOR + 2.750%) 3.930%, 9/23/24	11,364	9,895
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 5.107%, 10/28/24(2)	$4,088	$3,027
Second Lien (3 month LIBOR + 8.250%) 9.863%, 10/27/25	7,470	4,818
		209,117

Consumer Non-Durables—0.7%
ABG Intermediate Holdings 2 LLC First Lien (3 month LIBOR + 3.500%) 4.950%, 9/27/24	6,412	5,058
Coty, Inc. Tranche A (1 month LIBOR + 1.500%) 2.505%, 4/5/23	13,430	10,341
		15,399

Energy—2.7%
Apergy Corp. (1 month LIBOR + 2.500%) 3.642%, 5/9/25	3,986	3,328
APR Operating LLC Second Lien (1 month LIBOR + 7.000%) 7.989%, 5/27/24	8,330	6,726
BCP Raptor II LLC (1 month LIBOR + 4.750%) 5.739%, 11/3/25	3,762	2,069
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24	7,911	3,323
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 9.890%, 1/29/24	12,490	8,993
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 8.280%, 3/6/23	17,153	6,791
FTS International, Inc. (3 month LIBOR + 4.750%) 5.750%, 4/16/21	7,524	4,063
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 8.200%, 2/28/23	4	2
Keane Group Holdings LLC (1 month LIBOR + 3.500%) 4.500%, 5/26/25(2)	9,713	6,313
	Par Value	Value

Energy—continued
McDermott International, Inc. (3 month PRIME + 4.000%) 7.250%, 5/12/25(5)	$11,513	$3,262
Osum Production Corp. 2022 (3 month LIBOR + 7.500%) 8.950%, 7/31/22	4,943	3,658
Prairie ECI Acquiror LP 0.000%, 3/11/26(6)	3,000	1,500
Sunrise Oil & Gas Properties LLC (1 month LIBOR + 7.000%) 8.000%, 1/17/23(2)	952	647
West Deptford Energy Holdings LLC (1 month LIBOR + 3.750%) 4.739%, 7/30/26	4,207	3,450
Woodford Express LLC (1 month LIBOR + 5.000%) 6.000%, 1/27/25	8,163	4,898
		59,023

Financial—8.4%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.450%, 4/3/24	3,845	2,929
Aretec Group, Inc.
First Lien (1 month LIBOR + 4.250%) 5.239%, 10/1/25	12,876	8,434
Second Lien (1 month LIBOR + 8.250%) 9.239%, 10/1/26	5,930	4,151
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 7.489%, 8/4/25	7,875	7,176
Tranche B-4 (1 month LIBOR + 3.000%) 3.989%, 8/4/22	30,473	28,746
Tranche B-6 (1 month LIBOR + 3.000%) 3.989%, 11/3/23	22,760	21,622
Avolon TLB Borrower 1 (US) LLC Tranche B-4 (1 month LIBOR + 1.500%) 2.273%, 2/12/27	4,150	3,543
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 7.739%, 6/30/22(7)	6,332	2,410
	Par Value	Value

Financial—continued
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 4.200%, 12/22/23	$4,875	$4,068
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 4.239%, 10/1/25	25,574	24,444
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 3.950%, 2/1/27	5,930	4,967
Franklin Square Holdings LP Tranche B (1 month LIBOR + 2.250%) 3.250%, 8/1/25	5,555	5,055
Invitation Homes Operating Partnership LP (1 month LIBOR + 1.700%) 2.659%, 2/7/22	20,212	17,180
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 3.680%, 6/28/23	16,057	14,290
Jane Street Group LLC (3 month LIBOR + 3.000%) 4.613%, 1/31/25	10,546	9,386
Mitchell International, Inc.
First Lien (1 month LIBOR + 3.250%) 4.239%, 11/29/24	7,188	5,942
Second Lien (1 month LIBOR + 7.250%) 8.239%, 12/1/25	1,070	803
Russell Investments US Institutional Holdco, Inc. (3 month LIBOR + 2.750%) 3.822%, 6/1/23	3,852	3,524
VFH Parent LLC (1 month LIBOR + 3.000%) 4.005%, 3/1/26	14,037	12,739
		181,409

Food / Tobacco—2.7%
BC Unlimited Liability Co. Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 11/19/26	7,796	7,172
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 3.739%, 3/31/25	$1,225	$1,090
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.239%, 1/29/27	4,195	3,975
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 3.072%, 5/1/26	9,699	9,027
NPC International, Inc. Second Lien (3 month LIBOR + 0.000%) 0.000%, 4/18/25(7)	1,265	15
Panera Bread Co. (1 month LIBOR + 1.750%) 2.750%, 6/13/22	39,654	34,499
US Foods, Inc. 2019, Tranche B (1 month LIBOR + 2.000%) 3.072%, 9/13/26	3,383	3,072
		58,850

Food and Drug—0.3%
United Natural Foods, Inc. (1 month LIBOR + 4.250%) 5.239%, 10/22/25	6,425	5,461
Gaming / Leisure—4.0%
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.577%, 10/19/24	5,148	4,594
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.739%, 12/23/24	18,511	14,883
CEOC LLC Tranche B (1 month LIBOR + 2.000%) 2.989%, 10/7/24	10,642	8,602
Eldorado Resorts, Inc. (6 month LIBOR + 2.250%) 3.250%, 4/17/24	4,453	3,896
ESH Hospitality, Inc. (1 month LIBOR + 2.000%) 2.989%, 9/18/26	4,179	3,688
Everi Payments, Inc. Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	12,693	10,053
GLP Capital LP (1 month LIBOR + 1.500%) 3.015%, 4/29/21	24,236	22,297
	Par Value	Value

Gaming / Leisure—continued
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 3.960%, 10/21/24	$3,264	$2,448
GVC Holdings (Gibraltar) Ltd. Tranche B-3 (6 month LIBOR + 2.250%) 3.308%, 3/29/24	548	444
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	6,122	4,151
Playtika Holding Corp. Tranche B (3 month LIBOR + 6.000%) 7.072%, 12/10/24	6,320	5,867
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.240%, 2/8/27	7,094	6,012
		86,935

Healthcare—4.2%
Acadia Healthcare Co., Inc.
Tranche B-3 (1 month LIBOR + 2.500%) 3.500%, 2/11/22	903	820
Tranche B-4 (1 month LIBOR + 2.500%) 3.489%, 2/16/23	1,956	1,776
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	8,941	7,853
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 4.500%, 5/4/25	4,203	3,573
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 3.500%, 3/1/24	845	794
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(6)	9,565	9,039
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.739%, 10/10/25	8,027	4,054
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.000%) 2.684%, 11/15/27	4,888	4,606
	Par Value	Value

Healthcare—continued
HCA, Inc. Tranche B-12 (1 month LIBOR + 1.750%) 2.739%, 3/13/25	$16,323	$15,412
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 6.280%, 12/19/22	13,318	10,804
Kindred Healthcare, Inc. (1 month LIBOR + 5.000%) 6.000%, 7/2/25	8,891	7,335
Lannett Co., Inc. Tranche A (1 month LIBOR + 5.000%) 6.000%, 11/25/20	6,597	5,805
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.739%, 11/17/25	5,561	5,134
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 6.081%, 5/2/25(2)	9,335	7,515
Syneos Health, Inc. Tranche A, First Lien (1 month LIBOR + 1.500%) 2.490%, 3/25/24	3,000	2,752
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 3.750%, 2/6/24	6,541	4,088
		91,360

Housing—3.2%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.989%, 1/15/27	5,507	5,177
Brookfield Property REIT, Inc.
Tranche A-2 (1 month LIBOR + 2.250%) 3.239%, 8/28/23(2)	6,833	4,441
Tranche B (1 month LIBOR + 2.500%) 3.489%, 8/27/25	29,102	20,372
Cushman & Wakefield US Borrower LLC (1 month LIBOR + 2.750%) 3.739%, 8/21/25	22,327	19,481
Forest City Enterprises LP Tranche B (1 month LIBOR + 3.500%) 4.489%, 12/8/25	3,379	2,872
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Housing—continued
Realogy Group LLC Tranche A (1 month LIBOR + 2.250%) 3.831%, 2/8/23	$13,615	$12,253
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.989%, 11/21/24	6,401	5,543
		70,139

Information Technology—5.2%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.250%) 4.700%, 9/19/24	1,329	1,221
Avaya, Inc. Tranche B (1 month LIBOR + 4.250%) 4.955%, 12/15/24	20,127	17,058
Castle US Holding Corp. (3 month LIBOR + 3.750%) 0.000%, 1/29/27(6)	2,500	1,983
Ciena Corp. 2020 (1 month LIBOR + 1.750%) 2.523%, 9/26/25	3,825	3,514
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 5.388%, 2/9/23	12,221	9,716
Gigamon, Inc. First Lien (1 month LIBOR + 4.250%) 5.250%, 12/27/24	5,225	4,389
GlobalFoundries, Inc. (3 month LIBOR + 4.750%) 6.250%, 6/5/26	7,990	6,791
Internap Corp. (3 month LIBOR + 0.000%) 8.630%, 4/6/22(2)(5)	6,220	1,555
Iron Mountain Information Management LLC Tranche B (1 month LIBOR + 1.750%) 2.739%, 1/2/26	3,230	3,036
MA Financeco LLC
Tranche B-2 (1 month LIBOR + 2.250%) 3.239%, 11/19/21	6,778	6,354
Tranche B-3 (1 month LIBOR + 2.500%) 3.489%, 6/21/24	1,320	1,169
	Par Value	Value

Information Technology—continued
Macom Technology Solutions Holdings, Inc. (3 month LIBOR + 2.250%) 3.853%, 5/17/24	$2,159	$1,922
Mavenir Systems, Inc. (3 month LIBOR + 6.000%) 7.000%, 5/8/25	6,990	5,942
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.500%) 3.250%, 5/12/24	2,295	1,950
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 4.691%, 9/30/24	8,077	7,538
ON Semiconductor Corp. 2019, Tranche B-4 (1 month LIBOR + 2.000%) 2.989%, 9/16/26	2,856	2,670
Presidio Holdings, Inc. (4 month LIBOR + 3.500%) 5.280%, 1/22/27	1,400	1,302
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 4.763%, 11/3/23	5,982	5,174
Salient CRGT, Inc. (1 month LIBOR + 6.500%) 7.568%, 2/28/22(2)	947	758
Seattle Escrow Borrower LLC (1 month LIBOR + 2.500%) 3.489%, 6/21/24	8,912	7,896
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 3.739%, 2/5/24	7,733	7,166
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 5/6/24	4,944	4,326
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 5.489%, 8/27/25	6,708	5,535
Vertiv Group Corp. (1 month LIBOR + 3.000%) 4.581%, 3/2/27	5,100	4,386
		113,351

	Par Value	Value

Manufacturing—1.2%
Big River Steel LLC (3 month LIBOR + 5.000%) 6.450%, 8/23/23	$8,941	$8,494
Bright Bidco B.V. 2018, Tranche B (1 month LIBOR + 3.500%) 4.573%, 6/30/24	10,774	3,852
Clark Equipment Co. Tranche B (3 month LIBOR + 1.750%) 3.200%, 5/20/24	4,074	3,631
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 4.700%, 1/28/22(2)	2,708	1,760
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 3.750%, 4/1/24	2,717	2,342
TecoStar Holdings, Inc. 2017, First Lien (1 month LIBOR + 3.250%) 5.750%, 5/1/24	7,354	6,178
		26,257

Media / Telecom - Broadcasting—3.0%
Block Communications, Inc. (3 month LIBOR + 2.250%) 0.000%, 2/11/27(6)	5,400	5,292
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 4.015%, 1/2/26	12,834	11,884
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.989%, 5/1/26	6,982	5,848
LCPR Loan Financing LLC (1 month LIBOR + 5.000%) 5.705%, 10/15/26	13,745	12,594
Mission Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 3.831%, 1/17/24	2,482	2,308
Nexstar Broadcasting, Inc.
Tranche A-4 (1 month LIBOR + 1.750%) 3.581%, 10/26/23(2)	12,375	11,385
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Tranche B-3 (1 month LIBOR + 2.250%) 3.191%, 1/17/24	$9,624	$8,950
Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	3,958	3,669
Quincy Newspapers, Inc. Tranche B (1 month LIBOR + 3.000%) 4.003%, 11/2/22	3,252	2,992
WXXA-TV LLC Tranche A-4 (1 month LIBOR + 1.750%) 3.581%, 10/20/23	356	327
		65,249

Media / Telecom - Cable/Wireless Video—7.4%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 2.740%, 2/1/27	8,673	8,290
Cogeco Communications USA II LP 2.989%, 1/4/25	5,847	5,419
Coral-US Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 3.239%, 1/31/28	17,870	16,641
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.862%, 7/17/25	15,220	14,484
2019 (1 month LIBOR + 2.500%) 3.112%, 4/15/27	7,482	7,133
Intelsat Jackson Holdings S.A. Tranche B-3 (3 month LIBOR + 3.750%) 5.682%, 11/27/23	17,995	16,398
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.705%, 4/30/28	13,250	12,071
UPC Financing Partnership Tranche AT (1 month LIBOR + 2.250%) 2.955%, 4/30/28	10,657	9,671
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 3.205%, 1/31/28	20,445	18,809
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 3.205%, 4/30/28	$54,775	$51,489
		160,405

Media / Telecom - Diversified Media—8.6%
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%) 2.739%, 6/14/22	9,054	8,510
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 3.500%, 2/1/24	5,277	4,686
AP NMT Acquisition B.V.
Tranche B, First Lien (3 month LIBOR + 5.750%) 7.659%, 8/13/21	16,953	16,328
Tranche B, Second Lien (3 month LIBOR + 9.000%) 10.908%, 8/13/22	2,663	2,521
Banijay Group (3 month LIBOR + 3.750%) 0.000%, 2/24/25(6)	4,650	4,092
Cineworld Ltd. First Lien (3 month LIBOR + 3.000%) 0.000%, 2/5/27(6)	10,210	6,739
Crown Finance US, Inc.
(1 month LIBOR + 2.250%) 3.322%, 2/28/25	10,400	7,020
(6 month LIBOR + 2.500%) 3.572%, 9/30/26	4,239	2,640
Deluxe Entertainment Services Group, Inc. Second Lien (3 month LIBOR + 8.500%) 9.950%, 9/25/24	4,075	2,852
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 6.463%, 11/3/23	68,578	41,297
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 2.739%, 3/22/23	9,453	8,381
Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/24/25	16,909	15,133
	Par Value	Value

Media / Telecom - Diversified Media—continued
Merrill Communications LLC Tranche B, First Lien (3 month LIBOR + 5.000%) 6.908%, 10/5/26	$3,032	$2,669
MH Sub I LLC
First Lien (3 month LIBOR + 3.750%) 4.822%, 9/15/24	12,517	10,527
Tranche B, Second Lien (3 month LIBOR + 7.500%) 8.572%, 9/15/25	1,695	1,407
Nielsen Finance LLC Tranche B-4 (1 month LIBOR + 2.000%) 3.005%, 10/4/23	11,640	10,694
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 4.037%, 5/19/25	52,984	41,526
		187,022

Media / Telecom - Telecommunications—8.0%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 3.674%, 1/31/26	13,310	12,079
2017 (2 month LIBOR + 2.750%) 4.412%, 7/15/25	11,091	10,038
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	27,960	25,950
Connect US Finco LLC (1 month LIBOR + 4.500%) 5.500%, 12/12/26	11,630	9,100
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	998	870
Cyxtera DC Holdings, Inc. Second Lien (1 month LIBOR + 7.250%) 8.250%, 5/1/25	2,400	851
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 2.739%, 3/1/27	23,723	22,062
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Neustar, Inc.
Second Lien (3 month LIBOR + 8.000%) 9.072%, 8/8/25	$2,539	$1,156
Tranche B-4, First Lien (3 month LIBOR + 3.500%) 4.573%, 8/8/24	9,718	7,328
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 3.739%, 7/31/25	36,774	33,740
Tranche B-12 (1 month LIBOR + 3.688%) 4.392%, 1/31/26	23,203	21,579
Tranche B-13 (1 month LIBOR + 4.000%) 4.705%, 8/14/26	21,009	19,906
Zacapa LLC (3 month LIBOR + 4.500%) 5.572%, 7/2/25	8,968	8,083
		172,742

Media / Telecom - Wireless Communications—1.8%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 3.500%, 2/2/24	38,310	38,023
Metals / Minerals—2.8%
Arconic Rolled Products Corp. (3 month LIBOR + 2.750%) 0.000%, 3/25/27(6)	325	293
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 4.020%, 12/22/23	14,805	12,535
CNX Resources Corp. Tranche B (1 month LIBOR + 4.500%) 5.490%, 9/27/24	5,566	3,618
Covia Holdings Corp. (3 month LIBOR + 4.000%) 5.874%, 6/2/25	7,220	3,228
GrafTech Finance, Inc. (1 month LIBOR + 3.500%) 4.500%, 2/12/25	25,918	22,289
Metallurg, Inc. (1 month LIBOR + 3.000%) 3.989%, 2/1/25	6,994	6,050
	Par Value	Value

Metals / Minerals—continued
Oxbow Carbon LLC Tranche B, First Lien (1 month LIBOR + 3.750%) 4.739%, 1/4/23	$5,654	$4,806
TMS International Corp. Tranche B-2 (1 month LIBOR + 2.750%) 4.222%, 8/14/24	4,273	3,675
U.S. Silica Co.
(1 month LIBOR + 4.000%) 5.000%, 5/1/25	8,165	4,041
(weekly LIBOR + 4.000%) 1.375%, 5/1/23(2)	563	278
(weekly LIBOR + 4.000%) 1.375%, 5/1/23(2)(8)	1,687	833
		61,646

Real Estate—0.2%
Hill Street Properties LLC PIK Interest Capitalization
12.500%, 2/5/24(2)(9)	3,926	3,533
8.750%, 2/5/24(2)(9)	1,376	1,370
		4,903

Retail—0.7%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 5.752%, 8/19/22	3,274	946
ASHCO LLC (3 month LIBOR + 5.000%) 6.072%, 9/25/24	3,845	3,211
Belk, Inc. (3 month LIBOR + 6.750%) 7.750%, 7/31/25	9,748	5,381
CWGS Group LLC (1 month LIBOR + 2.750%) 3.766%, 11/8/23	7,200	4,694
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 5.863%, 6/23/23	3,733	1,468
		15,700

Service—6.9%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 3.989%, 4/11/25	5,502	4,879
American Teleconferencing Services Ltd. (2 month LIBOR + 6.500%) 8.241%, 11/16/26(2)	2,394	1,341
	Par Value	Value

Service—continued
APi Group DE, Inc. (1 month LIBOR + 2.500%) 3.489%, 10/1/26	$3,077	$2,614
APX Group, Inc. (3 month LIBOR + 5.000%) 6.704%, 12/31/25	6,129	5,011
Ascend Learning LLC (1 month LIBOR + 3.000%) 4.000%, 7/12/24	6,510	5,770
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 3.489%, 12/7/23	8,434	6,551
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 3.989%, 2/3/25	4,725	3,969
Second Lien (1 month LIBOR + 6.750%) 7.739%, 2/2/26	845	718
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 8.379%, 7/12/23	6,776	1,750
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 3.991%, 5/30/25	6,919	6,677
iQor US, Inc. Tranche B, First Lien (3 month LIBOR + 5.000%) 6.909%, 4/1/21	3,549	2,056
KAR Auction Services, Inc. Tranche B-6 (1 month LIBOR + 2.250%) 3.188%, 9/21/26	5,020	4,618
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 5.989%, 9/18/26	4,346	3,585
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.750%) 5.200%, 5/23/25	6,469	5,498
Second Lien (3 month LIBOR + 7.500%) 9.604%, 5/22/26(2)	3,375	2,700
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.700%, 1/3/25	11,833	9,896
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Service—continued
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 4.500%) 5.489%, 5/1/25	$13,455	$10,764
Prime Security Services Borrower LLC 2019, Tranche B-1 (1 month LIBOR + 3.250%) 4.606%, 9/23/26	3,711	3,314
Pug LLC Tranche B (1 month LIBOR + 3.500%) 4.489%, 2/12/27	5,147	4,375
Red Ventures LLC Tranche B-2 (1 month LIBOR + 2.500%) 3.489%, 11/8/24	14,234	11,767
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 4.239%, 12/31/25	5,476	4,814
SGS Cayman LP (3 month LIBOR + 5.375%) 6.825%, 4/23/21(2)	2,855	2,055
Shutterfly, Inc.
Tranche B, First Lien (3 month LIBOR + 6.000%) 7.450%, 9/25/26	1,600	1,276
Tranche B-1 (3 month LIBOR + 6.500%) 7.950%, 9/25/26	1,600	1,512
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 4.240%, 7/17/25	4,628	4,420
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 6.825%, 4/23/21(2)	12,266	8,831
Tempo Acquisition LLC (1 month LIBOR + 2.750%) 3.739%, 5/1/24	13,580	12,086
Terrier Media Buyer, Inc. (3 month LIBOR + 4.250%) 5.700%, 12/17/26	2,065	1,822
TKC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 4.750%, 2/1/23	5,110	4,073
	Par Value	Value

Service—continued
Second Lien (1 month LIBOR + 8.000%) 9.000%, 2/1/24	$2,172	$1,635
Travelport Finance (Luxembourg) S.a.r.l. First Lien (3 month LIBOR + 5.000%) 6.072%, 5/29/26	5,881	3,767
Ventia Finco Pty Ltd. 2019, Tranche B (3 month LIBOR + 3.500%) 5.445%, 5/21/26	3,366	2,895
Weight Watchers International, Inc. (3 month LIBOR + 4.750%) 6.720%, 11/29/24	3,575	3,324
		150,363

Transportation - Automotive—2.3%
Adient US LLC (3 month LIBOR + 4.000%) 5.524%, 5/6/24	3,970	3,434
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.180%, 4/6/24	2,528	2,090
Autokiniton US Holdings, Inc. Tranche B (1 month LIBOR + 6.375%) 7.364%, 5/22/25(2)	4,912	3,930
Dana, Inc. 2018, Tranche B (1 month LIBOR + 2.250%) 3.240%, 2/27/26	4,462	4,060
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 4.500%, 7/24/24	7,075	5,967
Holley Purchaser, Inc. First Lien (3 month LIBOR + 5.000%) 6.777%, 10/24/25	4,138	3,352
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 4.280%, 11/6/24	9,082	7,811
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 4.989%, 5/22/24	7,319	5,270
	Par Value	Value

Transportation - Automotive—continued
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.989%, 10/1/25	$8,700	$5,959
Wabash National Corp. Tranche B-4 (1 month LIBOR + 2.250%) 2.870%, 3/18/22	8,119	7,307
		49,180

Transportation - Land Transportation—0.7%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 6.000%, 2/27/24	7,488	6,739
Savage Enterprises LLC (1 month LIBOR + 4.000%) 4.620%, 8/1/25	7,984	7,465
		14,204

Transportation - Shipping—0.1%
Hornblower Sub LLC First Lien (3 month LIBOR + 4.500%) 5.950%, 4/28/25	2,204	1,212
REP WWEX Acquisition Parent LLC First Lien (3 month LIBOR + 4.000%) 5.450%, 2/5/24	2,345	1,876
		3,088

Utility—2.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 8/1/25	3,686	3,464
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.989%, 1/15/25	10,202	9,513
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.989%, 8/12/26	817	768
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 4.750%, 10/2/25	16,878	14,530
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Utility—continued
Granite Generation LLC (1 month LIBOR + 3.750%) 4.818%, 11/9/26	$7,082	$5,869
Invenergy Thermal Operating I LLC 3.989%, 8/28/25	3,948	3,633
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 7.780%, 4/13/21	10,912	1,637
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 7.000%, 5/13/22(2)	7,984	2,954
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 4.739%, 7/8/26	6,070	5,250
		47,618

Total Leveraged Loans (Identified Cost $2,398,325)		1,994,126

	Shares
Preferred Stocks—0.0%
Energy—0.0%
Templar Energy LLC Class A, 0.000%(2)(10)	9,283	—
Financials—0.0%
GMAC Capital Trust I Series 2, 7.477%	34,000	697
Total Preferred Stocks (Identified Cost $908)		697

Common Stocks—0.8%
Communication Services—0.0%
Desg Holdings, Inc.(2)	477,100	334
Consumer Discretionary—0.3%
TRU Kids, Inc.(2)(10)	2,073	5,182
Wayne Services Legacy, Inc. (2)(10)	2,073	—
		5,182

Energy—0.2%
Blackhawk Mining(2)	56,299	3,566
Sunshine Oil & Gas, Inc.(2)	120,539	723
	Shares	Value

Energy—continued
Templar Energy LLC Class A(2)(10)	1,608,573	$16
		4,305

Information Technology—0.2%
Avaya Holdings Corp.(10)	540,728	4,375
Real Estate—0.1%
Hill Street Properties(2)(10)	84,879	2,207
Total Common Stocks (Identified Cost $79,535)		16,403

Rights—0.0%
Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(2)(10)	410,667	438
Total Rights (Identified Cost $554)		438

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(10)	144,525	—
Total Warrant (Identified Cost $2)		—

Total Long-Term Investments—93.4% (Identified Cost $2,497,853)		2,028,570

TOTAL INVESTMENTS—93.4% (Identified Cost $2,497,853)		$2,028,570
Other assets and liabilities, net—6.6%		143,460
NET ASSETS—100.0%		$2,172,030

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $4,655 or 0.2% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security is fixed rate.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	100% of the income received was in PIK.
(10)	Non-income producing.

Country Weightings†
United States	87%
Luxembourg	5
France	4
Netherlands	2
Canada	1
United Kingdom	1
Total Investments	100%
† % of total investments as of March 31, 2020.
See Notes to Schedule of Investments

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$1,557	$—	$—	$1,557
Corporate Bonds and Notes	15,349	—	3,098	12,251(1)
Leveraged Loans	1,994,126	—	1,917,221	76,905
Equity Securities:
Preferred Stocks	697	697	—	—(1)
Rights	438	—	—	438
Common Stocks	16,403	4,375	—	12,028(1)
Warrant	—	—	—	—
Total Investments	$2,028,570	$5,072	$1,920,319	$103,179

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $2,410 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $70,898 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Preferred Stocks	Right
Investments in Securities
Balance as of December 31, 2019:	$ 53,363	$ —	$ 14,962(a)	$ 23,411	$ 14,990(a)	$ —(a)	$ —
Accrued discount/(premium)	10	—	11	(1)	—	—	—
Realized gain (loss)	(16)	—	6	(22)	—	—	—
Change in unrealized appreciation (depreciation)(b)	(5,595)	—	(53)	(1,425)	(4,118)	—	—
Purchases	2,376	—	—	1,221	1,156	—	—
Sales(c)	(15,448)	—	(2,675)	(12,773)	—	—	—
Transfers into Level 3(d)	70,898	1,557	—	68,904	—	—	438
Transfers from Level 3(d)	(2,410)	—	—	(2,410)	—	—	—
Balance as of March 31, 2020	$ 103,179	$ 1,557	$ 12,251(a)	$ 76,905	$ 12,028(a)	$ —(a)	$ 438
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $(5,676).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

SEIX FLOATING RATE HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.